ACCOUNTS AND NOTES RECEIVABLE - NET (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable - trade	$ 1,534	$ 1,513
Income tax receivable	81	301
Other	584	556
Total accounts and notes receivable - net	2,199	2,370
Accounts receivables - trade, allowance	$ 26	$ 40